Leases (Details) - Schedule of cash flow information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Cash flow from operating activities	$ 832	$ 633
Weighted Average Lease Term (months)	155 months	59 months
Weighted average discount rate	5.70%	6.00%